Shareholders’ Equity (Schedule Of Consolidated And Affiliate Bank Actual Capital And Minimum Required Levels) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount of Total Capital (to Risk Weighted Assets)	$ 194,990	$ 177,303
Actual Amount of Tier 1 Capital (to Risk Weighted Assets)	158,198	138,741
Actual Amount of Tier 1 Capital (to Average Assets)	158,198	138,741
Actual Ratio of Total Capital (to Risk Weighted Assets)	13.70%	13.52%
Actual Ratio of Tier 1 Capital (to Risk Weighted Assets)	11.12%	10.58%
Actual Ratio of Tier 1 Capital (to Average Assets)	8.18%	7.46%
Minimum Required For Capital Adequacy Purposes: Amount, Total Capital	113,859	104,883
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Risk Weighted Assets)	56,930	52,442
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Average Assets)	77,317	74,436
Minimum Required For Capital Adequacy Purposes: Ratio, Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Average Assets)	4.00%	4.00%
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Total Capital (to Risk Weighted Assets)	0	0
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Risk Weighted Assets)	0	0
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Average Assets)	0	0
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Total Capital (to Risk Weighted Assets)	0.00%	0.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Risk Weighted Assets)	0.00%	0.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Average Assets)	0.00%	0.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount of Total Capital (to Risk Weighted Assets)	167,904	158,522
Actual Amount of Tier 1 Capital (to Risk Weighted Assets)	152,384	143,210
Actual Amount of Tier 1 Capital (to Average Assets)	152,384	143,210
Actual Ratio of Total Capital (to Risk Weighted Assets)	11.83%	12.14%
Actual Ratio of Tier 1 Capital (to Risk Weighted Assets)	10.74%	10.97%
Actual Ratio of Tier 1 Capital (to Average Assets)	7.91%	7.72%
Minimum Required For Capital Adequacy Purposes: Amount, Total Capital	113,523	104,462
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Risk Weighted Assets)	56,762	52,231
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Average Assets)	77,025	74,160
Minimum Required For Capital Adequacy Purposes: Ratio, Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Average Assets)	4.00%	4.00%
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Total Capital (to Risk Weighted Assets)	141,904	130,577
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Risk Weighted Assets)	85,142	78,346
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Average Assets)	$ 96,281	$ 92,700
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Total Capital (to Risk Weighted Assets)	10.00%	10.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Risk Weighted Assets)	6.00%	6.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Average Assets)	5.00%	5.00%